Condensed Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Accounts receivable allowances	$ 394,370	$ 381,234	$ 640,456
Stockholders Equity
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	25,000,000	25,000,000	25,000,000
Common stock, issued	13,271,303	7,982,704	7,982,704
Common stock, outstanding	13,271,303	7,982,704	7,982,704